Common and Preferred Stock, Additional Paid-In Capital and Dividends, May 2026 offering (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	May 21, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 12, 2026
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Issuance costs		$ 1,916	$ 0
Class C Warrants [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Exercise price (in dollars per share)	$ 23.75			$ 16.25
May 2026 Offering [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Number of units included in public offering	210,525
Offering price per share (in dollars per share)	$ 23.75
Percentage of common shares sold to Placement Agent	5.00%
Aggregate gross proceeds	$ 5,000
Issuance costs	$ 556
May 2026 Offering [Member] | Class C Warrants [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Number of securities included in units	1.5
Exercise price (in dollars per share)	$ 23.75
Term of warrant	5 years
May 2026 Offering [Member] | Placement Agent Warrants [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Number of shares called by warrants (in shares)	10,526
May 2026 Offering [Member] | Common Shares [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Number of securities included in units	1
May 2026 Offering [Member] | Common Shares [Member] | Pre-Funded Warrants [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Number of securities called by each warrant (in shares)	1